Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 18, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 29, 2014
Morgan Dempsey Small/Micro Cap Value Fund | Morgan Dempsey Small/Micro Cap Value Fund
Risk/Return:
Trading Symbol	MITYX